EQUITY (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, outstanding at beginning of year | shares	416,784
Granted | shares	250,000
Exercised | shares	(99,400)
Forfeited | shares	(11,250)
Options, outstanding at end of year | shares	556,134
Options, exercisable at end of year | shares	240,634
Vested and expected to vest | shares	549,984
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 4.02
Granted | $ / shares	5.94
Exercised | $ / shares	1.09
Forfeited | $ / shares	0.77
Weighted average exercise price, outstanding at end of year | $ / shares	3.99
Weighted average exercise price, exercisable at end of year | $ / shares	1.54
Vested and expected to vest | $ / shares	$ 3.97
Weighted average remaining contractual term, outstanding at end of year	4 years 4 months 24 days
Weighted average remaining contractual term, exercisable at end of year	2 years 1 month 13 days
Vested and expected to vest	4 years 5 months 12 days
Aggregate intrinsic value, outstanding at end of year | $	$ 1,562
Aggregate intrinsic value, exercisable at end of year | $	1,265
Vested and expected to vest | $	$ 1,532